Discontinued Operations (Details Narrative) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Liabilities related to discontinued operations	$ 406,605	$ 479,005	$ 457,610